Summary of Significant Accounting Policies - Summary of Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	$ 70,889	$ 91,473	$ 108,028
Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	70,889	91,473	108,028
Money Market Funds | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	70,889	33,774	6,804
Money Market Funds | Active Markets (Level 1) | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	$ 70,889	33,774	6,804
U.S. Treasury Securities | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis			238
U.S. Treasury Securities | Marketable Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis		57,699	100,986
U.S. Treasury Securities | Active Markets (Level 1) | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis			238
U.S. Treasury Securities | Active Markets (Level 1) | Marketable Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis		$ 57,699	$ 100,986